CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents	The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Cash	$347	$393
Cash subject to restriction	225	186
Short-term deposit	42	48
	$614	$627